Principal Accounting Policies - Contract Balances and Practical Expedients (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounting Policies [Abstract]
Revenue recognized included in beginning contract liability	¥ 44.7	$ 6.4	¥ 47.7
Election of revenue recognition practical expedient, nondisclosure of transaction price allocation to remaining performance obligation	true	true
Election of revenue recognition practical expedient, financing component	true	true
Election of revenue recognition practical expedient, incremental cost of obtaining contract	true	true